[USAA LOGO APPEARS HERE. (REGISTERED TRADEMARK)]






                                  ANNUAL REPORT

================================================================================

                              USAA NEW YORK FUNDS

================================================================================

                                 MARCH 31, 2001








USAA FAMILY OF FUNDS
--------------------------------------------------------------------------------
For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
      EQUITY                    MONEY MARKET                    INDEXES
--------------------------------------------------------------------------------

 Aggressive Growth*             Money Market             Extended Market Index

   Capital Growth          Tax Exempt Money Market        Global Titans Index

  Emerging Markets       Treasury Money Market Trust        Nasdaq-100 Index

 First Start Growth          State Money Market              S&P 500 Index

       Gold              -------------------------------------------------------
                                TAXABLE BONDS               ASSET ALLOCATION
      Growth             -------------------------------------------------------

  Growth & Income                 GNMA Trust               Balanced Strategy

   Income Stock            High-Yield Opportunities       Cornerstone Strategy

   International                    Income               Growth and Tax Strategy

Science & Technology        Intermediate-Term Bond           Growth Strategy

  Small Cap Stock               Short-Term Bond              Income Strategy

   World Growth          ----------------------------
                              TAX EXEMPT BONDS
                         ----------------------------

                                 Long-Term

                             Intermediate-Term

                                Short-Term

                             State Bond/Income

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICEMARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

*CLOSED TO NEW INVESTORS.








TABLE OF CONTENTS
--------------------------------------------------------------------------------
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW
         USAA New York Bond Fund                                        4
         USAA New York Money Market Fund                               10
      FINANCIAL INFORMATION
         Distributions to Shareholders                                 14
         Independent Auditors' Report                                  15
         Portfolios of Investments:
            Categories and Definitions                                 16
            USAA New York Bond Fund                                    18
            USAA New York Money Market Fund                            21
         Notes to Portfolios of Investments                            24
         Statements of Assets and Liabilities                          25
         Statements of Operations                                      26
         Statements of Changes in Net Assets                           27
         Notes to Financial Statements                                 28
--------------------------------------------------------------------------------





IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA NEW YORK FUNDS, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2001, USAA. ALL RIGHTS RESERVED.






MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------
[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, CHRISTOPHER W. CLAUS, APPEARS HERE.]

During 2000 and early 2001, we saw some of the most dramatic market downturns in several decades. Many investors who rode the wave of the new economy boom of 1996 through early 2000 are now experiencing a sobering reality check. However, we are happy to report good financial news to you, our shareholder -- continued positive returns on your tax-exempt bond funds and above-average yields on our money market funds.

In addition to producing positive returns, the performance of USAA's tax-exempt funds ranked well among their peers. On the following page, recent rankings from Lipper Analytical Services, Inc. show how your funds performed in comparison to others in their Lipper categories.

The performance of these funds is testimony to the competency, skill, and commitment of our team members -- portfolio managers, securities analysts, and traders -- whose goal is to deliver this performance to you. We at USAA have worked diligently to build a world-class team of experts to manage our funds, and we are proud of the results they have delivered.

Our overall objective in managing tax-exempt funds is to generate a high level of income that is exempt from federal and, in some cases, state income taxes. In the long run, almost all return available from bonds is generated from income, and of course, that is the tax-advantaged part of the return. We watch carefully and take into consideration the value of the principal, as well. USAA Investments offers an array of tax-exempt bond funds with different income, volatility, and liquidity characteristics. For those who wish to invest in bond funds in an IRA or other tax-qualified account, or have needs for taxable income, USAA Investments offers a similar array of funds that invest in bonds that have the potential to generate taxable income.

Within the realm of fixed-income investments, tax-exempt funds have characteristics of being tax-efficient. You are likely to retain virtually all of the interest income on these funds because they are tax-EXEMPT, not tax-deferred like an IRA, 401(k), or annuity. When you consider the value of an investment that is exempt from federal and, in some cases, state income tax, it is easy to see why these funds can be a vital part of a balanced portfolio.

We appreciate the opportunity to serve you, our shareholder, and your investment needs. Thank you for your trust, confidence, and continued business.

Sincerely,


Christopher W. Claus
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


                   LIPPER RANKINGS FOR PERIODS ENDING 3/31/01

                                             RANKING/NUMBER OF FUNDS IN CATEGORY
FUND/LIPPER CATEGORY                           1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
USAA LONG-TERM FUND
GENERAL MUNICIPAL DEBT FUNDS                   24/273      17/186      25/85

USAA INTERMEDIATE-TERM FUND
INTERMEDIATE MUNICIPAL DEBT FUNDS              28/119       7/100       2/24

USAA SHORT-TERM FUND
SHORT MUNICIPAL DEBT FUNDS                      1/33        3/26         1/6

USAA TAX-EXEMPT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUNDS                   7/133       5/115       7/77

USAA CALIFORNIA BOND FUND
CALIFORNIA MUNICIPAL DEBT FUNDS                13/111       4/80        9/39

USAA CALIFORNIA MONEY MARKET FUND
CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS        7/55        3/46        4/34

USAA NEW YORK BOND FUND
NEW YORK MUNICIPAL DEBT FUNDS                   1/104       2/78       10/35

USAA NEW YORK MONEY MARKET FUND
NEW YORK TAX-EXEMPT MONEY MARKET FUNDS          11/49       5/40        4/29

USAA VIRGINIA BOND FUND
VIRGINIA MUNICIPAL DEBT FUNDS                   1/37        3/33         1/8

USAA VIRGINIA MONEY MARKET FUND
STATE-SPECIFIC MONEY MARKET FUNDS               16/38       12/29        2/3

USAA FLORIDA TAX-FREE INCOME FUND
FLORIDA MUNICIPAL DEBT FUNDS                    3/63        2/55         N/A

USAA FLORIDA TAX-FREE MONEY MARKET FUND
STATE-SPECIFIC MONEY MARKET FUNDS               10/38       10/29        N/A

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. LIPPER ANALYTICAL SERVICES IS AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. RANKINGS ARE BASED ON TOTAL RETURNS. - FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.





INVESTMENT REVIEW
--------------------------------------------------------------------------------
USAA NEW YORK BOND FUND

OBJECTIVE: High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes.

TYPES OF INVESTMENTS: Invests principally in long-term, investment-grade New York tax-exempt securities.

--------------------------------------------------------------------------------
                                                    3/31/01          3/31/00
--------------------------------------------------------------------------------
 Net Assets                                      $103.3 Million   $83.0 Million
 Net Asset Value Per Share                          $11.58           $10.79
 Tax-Exempt Dividends Per Share Last 12 Months      $0.594           $0.606
 Capital Gains Distributions Per Share Last
    12 Months                                          -                -
--------------------------------------------------------------------------------
30-DAY SEC YIELD* AS OF 3/31/01
--------------------------------------------------------------------------------
  30-DAY SEC YIELD                                                    4.35%
--------------------------------------------------------------------------------
* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.




--------------------------------------------------------------------------------
                     AVERAGE ANNUAL COMPOUNDED RETURNS WITH
            REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2001
--------------------------------------------------------------------------------
                   TOTAL RETURN  EQUALS  DIVIDEND RETURN  PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
        10 Years       7.22%       =           5.89%       +         1.33%
--------------------------------------------------------------------------------
        5 Years        6.83%       =           5.70%       +         1.13%
--------------------------------------------------------------------------------
        1 Year        13.24%       =           5.92%       +         7.32%
--------------------------------------------------------------------------------





              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                  FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA New York Bond Fund for the 10-year period ending March 31, 2001.

TOTAL RETURN
---------------------
03/31/1992     11.00%
03/31/1993     13.74%
03/31/1994      0.68%
03/31/1995      5.42%
03/31/1996      7.67%
03/31/1997      5.89%
03/31/1998     12.24%
03/31/1999      5.73%
03/31/2000     -2.20%
03/31/2001     13.21%

DIVIDEND RETURN
---------------------
03/31/1992      6.81%
03/31/1993      6.45%
03/31/1994      4.99%
03/31/1995      5.97%
03/31/1996      6.00%
03/31/1997      5.98%
03/31/1998      6.02%
03/31/1999      5.39%
03/31/2000      5.26%
03/31/2001      5.89%

CHANGE IN SHARE PRICE
---------------------
03/31/1992      4.19%
03/31/1993      7.29%
03/31/1994     -4.31%
03/31/1995     -0.55%
03/31/1996      1.67%
03/31/1997     -0.09%
03/31/1998      6.22%
03/31/1999      0.34%
03/31/2000     -7.46%
03/31/2001      7.32%
--------------------------------------------------------------------------------
TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.






--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
                       ----------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA New York Bond Fund to the 12-Month Dividend Yield of the Lipper New York Municipal Debt Funds Average from 3/31/1992 to 3/31/2001.

                  USAA NEW YORK          LIPPER NEW YORK MUNICIPAL
                    BOND FUND               DEBT FUNDS AVERAGE
                  -------------          -------------------------
03/31/1992            6.28%                        6.42%
03/31/1993            5.63%                        5.74%
03/31/1994            5.70%                        5.70%
03/31/1995            5.74%                        5.31%
03/31/1996            5.79%                        5.16%
03/31/1997            5.84%                        4.98%
03/31/1998            5.42%                        4.68%
03/31/1999            5.27%                        4.46%
03/31/2000            5.61%                        4.75%
03/31/2001            5.16%                        4.49%
--------------------------------------------------------------------------------
THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. THE GRAPH SHOWS DATA FOR PERIODS ENDING 3/31/92 TO 3/31/01.






--------------------------------------------------------------------------------
                    CUMULATIVE PERFORMANCE COMPARISON
                    ---------------------------------
A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA New York Bond Fund, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Average. The data is from 3/31/1991 through 3/31/2001. The data points from the graph are as follows:

USAA NEW YORK BOND FUND
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,724
03/31/92               11,100
09/30/92               11,884
03/31/93               12,626
09/30/93               13,476
03/31/94               12,711
09/30/94               12,772
03/31/95               13,400
09/30/95               14,012
03/31/96               14,428
09/30/96               14,900
03/31/97               15,277
09/30/97               16,345
03/31/98               17,146
09/30/98               17,998
03/31/99               18,128
09/30/99               17,485
03/31/00               17,730
09/30/00               18,512
03/31/01               20,072

LEHMAN BROTHERS MUNICIPAL BOND INDEX
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,611
03/31/92               10,999
09/30/92               11,720
03/31/93               12,376
09/30/93               13,213
03/31/94               12,663
09/30/94               12,891
03/31/95               13,604
09/30/95               14,332
03/31/96               14,745
09/30/96               15,198
03/31/97               15,548
09/30/97               16,568
03/31/98               17,214
09/30/98               18,012
03/31/99               18,281
09/30/99               17,887
03/31/00               18,266
09/30/00               18,991
03/31/01               20,261

LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,714
03/31/92               11,057
09/30/92               11,859
03/31/93               12,594
09/30/93               13,468
03/31/94               12,831
09/30/94               12,880
03/31/95               13,464
09/30/95               14,049
03/31/96               14,418
09/30/96               14,845
03/31/97               15,128
09/30/97               16,125
03/31/98               16,750
09/30/98               17,528
03/31/99               17,647
09/30/99               16,981
03/31/00               17,248
09/30/00               17,868
03/31/01               19,083
--------------------------------------------------------------------------------
DATA FROM 03/31/91 THROUGH 03/31/01.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA NEW YORK BOND FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE. THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL NEW YORK MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX BECAUSE FUNDS HAVE EXPENSES.







MESSAGE FROM THE MANAGER
--------------------------------------------------------------------------------
[PHOTOGRAPH OF THE PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE.]

HOW DID THE FUND PERFORM MARCH 31, 2000, TO MARCH 31, 2001?

I am pleased to report that for the fiscal year ending March 31, 2001, your USAA New York Bond Fund provided a total return of 13.24%, which ranked FIRST out of 104 funds in the Lipper New York Municipal Debt Funds category. During this period, the Fund provided a 12-month dividend distribution yield of 5.16%, which was well above the category average yield of 4.49%.

================================================================================

                                    * * * *

    YOUR FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TRADEMARK)
                 OF 4 STARS IN THE MUNICIPAL BOND FUND CATEGORY
                      FOR THE PERIOD ENDING MARCH 31, 2001.

================================================================================


REFER TO THE BOTTOM OF PAGE 5 FOR THE LIPPER CATEGORY DEFINITION.

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS.

FOR THE FIVE- AND 10-YEAR PERIODS ENDING MARCH 31, 2001, THE FUND RANKED 2 OF 78 AND 10 OF 35 FUNDS, RESPECTIVELY, IN THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CATEGORY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF MARCH 31, 2001. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE OVERALL MORNINGSTAR RATING(TRADEMARK) IS A WEIGHTED AVERAGE OF THE FUND'S THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) RISK-ADJUSTED PERFORMANCE. THE USAA NEW YORK BOND FUND RECEIVED 4 STARS, 5 STARS, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,692, 1,452, AND 438 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.


WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

In May of 2000, the credit market began to anticipate a slowdown in the economy. That caused long-term interest rates to decline. By December, it became apparent that the fourth quarter of 2000 would produce disappointing economic results, which accelerated the fall in interest rates. Beginning in January 2001, the Federal Reserve Board (the Fed) made three 0.5% cuts in short-term interest rates. These actions by the Fed to stimulate economic growth also stabilized the decline in long-term interest rates.

The Bond Buyer 40-Bond Municipal Index is accepted as the industry standard for measuring long-term interest rates for municipal bonds. Over the last year, the yield-to-maturity on the index fell 0.67% from 5.97% on March 31, 2000, down to 5.30% on March 30, 2001. Bonds of New York municipal issuers outperformed the national market. That reflected the heavy demand of in-state investors for tax-exempt income.


THE BOND BUYER 40-BOND INDEX IS THE INDUSTRY STANDARD FOR THE YIELD OF LONG-TERM, INVESTMENT-GRADE MUNICIPAL BONDS.


WHAT WERE YOUR STRATEGIES AND TECHNIQUES FOR BUYING AND SELLING DURING THIS PERIOD?

The primary goal of the Fund is to distribute a high level of tax-exempt dividends. This goal leads me to manage the portfolio with an income orientation that reflects the mathematical nature of bonds, the federal income tax code, and the behavior of the fixed-income market.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of the bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

Common sense dictates that a taxpayer values tax-exempt income over taxable capital gains distributions. The table and three graphs on Pages 4 and 5 show the sources of total return for the Fund over the last one-, five-, and 10-year periods. Notice that even though there is a good deal of short-term volatility in share price, the tax-exempt dividend return is the dominant component of long-term total return.

Two market factors shape an income-oriented portfolio strategy. First, to my knowledge, no one has been able to consistently predict the movement in interest rates. Consequently, under normal market conditions, I tend to keep the Fund fully invested. When I do trade bonds, it is to take advantage of interest rate movements that can increase a fund's dividend distribution yield. I carefully manage trading activity to minimize taxable capital gains distributions. The second market factor that influences portfolio strategy is that yields for municipal bonds tend to increase as bond maturity lengthens. This means that the Fund will purchase bonds that mature between 15 years and 30 years that provide the best combination of tax-exempt yield, credit quality, and call protection.

Many of our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since its inception, the USAA New York Bond Fund has never distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider this position.

WHAT IS THE OUTLOOK?

While the long economic expansion appears to have stagnated, the Fed's rate cuts should help to stimulate economic growth over the next 12 months. As long as commodity prices remain stable, long-term interest rates should remain near current levels. In addition, the demand from residents of New York for tax-exempt income remains robust. This demand could help the bonds of New York issuers to continue to outperform the general market for municipal bonds.

TAXABLE EQUIVALENT YIELDS

The tables below compare the yield of the USAA New York Bond Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
 TO MATCH THE USAA NEW YORK BOND FUND'S CLOSING 30-DAY SEC YIELD OF 4.35% AND:

 Assuming a New York state tax rate of 6.85%
   and a marginal federal tax rate of:     28%        31%       36%      39.6%

 A FULLY TAXABLE INVESTMENT MUST PAY:     6.49%      6.77%     7.30%     7.73%

 Assuming a New York state and city tax rate of 10.63%
   and a marginal federal tax rate of:     28%        31%       36%      39.6%

 A FULLY TAXABLE INVESTMENT MUST PAY:     6.76%      7.05%     7.61%     8.06%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATION ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.




--------------------------------------------------------------------------------
                              PORTFOLIO RATINGS MIX
                                     3/31/01
                              ---------------------

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2001 of the USAA New York Bond Fund to be:

AAA - 38%; AA - 37%; A - 19%; and BBB - 6%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA.
--------------------------------------------------------------------------------

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-20.








INVESTMENT REVIEW
--------------------------------------------------------------------------------
USAA NEW YORK MONEY MARKET FUND

OBJECTIVE: High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality New York tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                           3/31/01               3/31/00
--------------------------------------------------------------------------------
  Net Assets                            $100.8 Million        $77.9 Million
  Net Asset Value Per Share                  $1.00                $1.00
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/01
--------------------------------------------------------------------------------
            1 YEAR          5 YEARS        10 YEARS         7-DAY YIELD
             3.62%           3.20%           3.05%             3.03%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.






--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
                             ----------------------

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA New York Money Market Fund and the iMoneyNet, Inc. State Specific SB (Stock Broker) and GP (General Purpose) (Tax-Free) New York Money Funds. The data is from 03/27/2000 through 03/26/2001.

                     USAA NEW YORK
                   MONEY MARKET FUND             IMONEYNET AVERAGE
                   -----------------             -----------------
03/27/00                 3.28%                         3.05%
04/24/00                 3.60%                         3.48%
05/22/00                 4.13%                         3.66%
06/26/00                 4.01%                         3.76%
07/31/00                 3.72%                         3.54%
08/28/00                 3.71%                         3.52%
09/25/00                 3.97%                         3.73%
10/30/00                 3.80%                         3.64%
11/27/00                 3.92%                         3.65%
12/18/00                 3.52%                         3.43%
01/29/01                 3.26%                         3.39%
02/26/01                 3.14%                         2.91%
03/26/01                 2.92%                         2.81%
--------------------------------------------------------------------------------
DATA REPRESENT THE LAST MONDAY OF EACH MONTH.
ENDING DATE 3/26/01.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. STATE SPECIFIC SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) NEW YORK MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.






MESSAGE FROM THE MANAGER
--------------------------------------------------------------------------------
[PHOTOGRAPH OF THE PORTFOLIO MANAGER, REGINA G. SHAFER, CFA, APPEARS HERE.]

HOW DID THE FUND PERFORM FROM MARCH 31, 2000, TO MARCH 31, 2001?

The USAA New York Money Market Fund performed well for the 12 months ending March 31, 2001. For that time period, iMoneyNet, Inc. ranked the fund 9 out of 44 New York tax-exempt money market funds. The Fund had a return of 3.62%, while the average return for the category over the same period was 3.41%.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

The market conditions have changed dramatically since our last report six months ago. If you recall, we were just beginning to suspect the economy was cooling after an extended period of rising short-term interest rates. The suspicion was confirmed as economic reports showed more and more signs of a slowdown. The Federal Reserve Board (the Fed) acted on this news in an attempt to keep the economy in check by reducing the federal funds rate (the interest rate banks charge other banks) three times during the period from January to March, for a total of 1.5% in reductions. That brought the federal funds rate to 5%.

What have these changes meant for the Fund? Our yields have also dropped. Yields on one-year notes have fallen to 3.01%, according to the Bond-Buyer One-Year
Note Index, as compared to 4.08% last March and 4.20% in September. (The Bond Buyer Index is a national average. New York notes normally have lower yields.) We have also seen similar yield drops in other products such as commercial paper and variable-rate demand notes (VRDNs).


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.


WHAT WERE YOUR  STRATEGIES  AND  TECHNIQUES  FOR BUYING AND  SELLING  DURING THE
PERIOD?

My strategy for this period of declining rates was to extend the average maturities of the securities in the Fund when there were appealing opportunities, while continuing to look at the attractiveness of VRDNs. I tried not to extend the average maturity of the Fund's portfolio much when rates were at their worst, so that the Fund would not be locked into the lowest levels for an extended amount of time. This meant the Fund had to weather the rates in the short-term products when the rates fell to their lows. Over time this strategy has worked well, because the short-term VRDNs have remained an attractive product on average.

Our continuing strategy includes using a team of analysts dedicated to our money funds to review each security we purchase. Not only do the analysts help find value, but they also help to keep us free of credit problems.

WHAT IS THE OUTLOOK?

All indications point to a lower interest rate environment over the near term, because the Fed is expected to continue to lower its target for short-term interest rates. Accordingly, we anticipate that our short tax-exempt rates will trend down until the economy starts showing some signs of improvement. This downward trend should be somewhat mitigated in April and May, when taxpayers typically are expected to use their money market funds to pay their income taxes, which would result in decreased demand for short-term products. The decrease in demand should cause the yields to increase for the one-day and seven-day variable-rate demand notes, offsetting the lower rates in other products.






--------------------------------------------------------------------------------
                                  PORTFOLIO MIX
                                     3/31/01
                                  -------------

A pie chart is shown here depicting the Portfolio Mix as of March 31, 2001 of the USAA New York Money Market Fund to be:

FIXED-RATE INSTRUMENTS - 19.6%; PUT BONDS - 1.5%; AND VARIABLE-RATE DEMAND NOTES
- 79.8%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.
--------------------------------------------------------------------------------

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-23.








--------------------------------------------------------------------------------
                      CUMULATIVE PERFORMANCE OF $10,000
                      ---------------------------------

A chart in the form of a line graph appears here illustrating the cumulative performance of a $10,000 investment in the USAA New York Money Market Fund. The data is from 03/31/1991 to 03/31/2001. The data points from the graph are as follows:

USAA NEW YORK MONEY MARKET FUND
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,200
03/31/92               10,371
09/30/92               10,518
03/31/93               10,632
09/30/93               10,740
03/31/94               10,845
09/30/94               10,970
03/31/95               11,144
09/30/95               11,344
03/31/96               11,540
09/30/96               11,724
03/31/97               11,905
09/30/97               12,102
03/31/98               12,296
09/30/98               12,488
03/31/99               12,653
09/30/99               12,833
03/31/00               13,037
09/30/00               13,282
03/31/01               13,508
--------------------------------------------------------------------------------
DATA FROM 03/31/91 THROUGH 03/31/01.

THE GRAPH ILLUSTRATES THE PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE USAA NEW YORK MONEY MARKET FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR THE SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.





DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
The Funds completed their fiscal year on March 31, 2001. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires each Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by each of the Funds was 100% tax-exempt for federal income tax purposes. There were no long-term capital gains distributions for the year ended March 31, 2001.






INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

KPMG


The Shareholders and Board of Directors

USAA TAX EXEMPT FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the USAA New York Bond and USAA New York Money Market funds, series of the USAA Tax Exempt Fund, Inc., as of March 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 8 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA New York Bond and USAA New York Money Market funds as of March 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                 KPMG LLP

San Antonio, Texas
May 4, 2001






CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

MARCH 31, 2001


FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company or other corporation, or a collateral trust.

The USAA New York Money Market Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. The Manager also attempts to minimize credit risk in the USAA New York Money Market Fund through rigorous internal credit research.

(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank or nonbank liquidity agreement.
(NBGA) Enhanced by a nonbank guarantee agreement.
(INS)  Scheduled principal and interest payments are insured by:
       (1) MBIA, Inc.
       (2) AMBAC Financial Group, Inc.
       (3) Financial Guaranty Insurance Co.
       (4) Financial Security Assurance Holdings Ltd.
       (5) Asset Guaranty Insurance Co.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN    Bond Anticipation Note          MERLOT   Municipal Exempt Receipts-
COP    Certificate of Participation               Liquidity Optional Tender
CP     Commercial Paper                MFH      Multifamily Housing
CSD    Central School District         MTA      Metropolitan Transportation
GO     General Obligation                         Authority
IDA    Industrial Development          PCRB     Pollution Control Revenue Bond
         Authority/Agency              RAN      Revenue Anticipation Note
                                       RB       Revenue Bond






USAA NEW YORK BOND FUND

PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

MARCH 31, 2001

PRINCIPAL                                           COUPON     FINAL     MARKET
 AMOUNT                  SECURITY                    RATE    MATURITY    VALUE
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (97.3%)
 $ 3,150   Buffalo Municipal Water Finance Auth. RB,
            Series 1998A (INS)(3)                    5.00%   7/01/2028  $  3,074
   2,200   Dormitory Auth. Court Facilities Lease
            RB, Series 1999                          6.00    5/15/2039     2,384
           Dormitory Auth. RB,
   2,000    Series 1992 (Manhattan College) (INS)(5) 6.50    7/01/2019     2,121
   2,000    Series 1994 (Gurwin Geriatric Center)    7.35    8/01/2029     2,238
   2,800    Series 1997 (Lutheran Center) (LOC)      6.05    7/01/2026     2,989
   1,750    Series 1999 (Long Island University)
             (INS)(5)                                5.13    9/01/2023     1,729
   2,000    Series 1999 (Pratt Institute) (INS)(5)   6.00    7/01/2020     2,168
   1,000    Series 1999 (SUNY) (INS)(3)              5.75    5/15/2024     1,071
   2,500    Series 1999A (Good Samaritan Hospital)
             (INS)(1)                                5.50    7/01/2024     2,574
   4,500    Series 1999A (Upstate Community
             Colleges)                               5.00    7/01/2028     4,330
   1,750    Series 1999B (University of Rochester)   5.63    7/01/2024     1,827
   2,345    Series 2000A (City University Systems)
             (INS)(3)                                5.13    7/01/2025     2,332
   1,000    Series 2000A (Columbia University)       5.00    7/01/2025       981
   4,065    Series 2000A (University of Rochester)
             (INS)(1),(a)                            6.05    7/01/2023     2,561
   1,000    Series 2001 (D'Youville College)
             (INS)(5)                                5.25    7/01/2020     1,003
   1,090   Dutchess County IDA Civic Facility RB,
            Series 2000                              5.75    8/01/2030     1,128
   1,650   Environmental Facilities Corp. PCRB,
            Series 1990B                             7.50    3/15/2011     1,656
   1,000   Erie County GO, Series 2000A (INS)(2)     5.50    7/01/2029     1,039
   1,865   Groton Community Health Care Facilities
            RB, Series 1994A                         7.45    7/15/2021     2,111
           Housing Finance Agency MFH RB,
   1,805    Series 1992E (Secured Mortgage Program)  6.75    8/15/2025     1,876
   2,440    Series 1996A (Housing Project) (INS)(4)  6.13   11/01/2020     2,565
   4,350   Long Island Power Auth. RB, Series 1998A  5.25   12/01/2026     4,347
           Medical Care Facilities Finance Agency
            RB,
   2,500    Series 1994A (Community General
            Hospital of Sullivan County)             6.25    2/15/2024     2,632
   1,810    Series 1994A (Hospital and Nursing Home
            Facilities)                              6.50    2/15/2034     1,912
   2,000    Series 1994A (New York Hospital) (PRE)   6.90    8/15/2034     2,276
   1,965    Series 1994E (Mental Health Service)
             (PRE)                                   6.50    8/15/2024     2,187
   2,500    Series 1995A (Brookdale Hospital) (PRE)  6.85    2/15/2017     2,841
   2,395    Series 1995A (Health Center Projects)    6.38   11/15/2019     2,581
   3,250   Monroe County IDA RB, Series 1998         5.20   12/20/2039     3,202
           New York City GO,
   3,000    Series 1995B (PRE)                       7.25    8/15/2019     3,388
   1,105    Series 1997I (PRE)                       6.25    4/15/2017     1,262
   1,895    Series 1997I                             6.25    4/15/2017     2,055
   1,000    Series 2000A                             6.00    5/15/2020     1,092
   2,500   New York City IDA RB, Series 1997         5.80    8/01/2016     2,466
           New York City Municipal Water Finance
            Auth. RB,
  22,090    Series 1998D(a)                          5.12    6/15/2020     8,141
   1,000    Series 2001A                             5.50    6/15/2033     1,032
   3,650   New York City Transit Auth. MTA RB,
            Series 2000A (INS)(2)                    5.88    1/01/2030     3,936
           New York City Transitional Finance Auth.
            RB,
     800    Series 1999A                             5.75    8/15/2024       853
   1,000    Series 1999C                             5.50    5/01/2025     1,034
     500    Series 1999C                             5.00    5/01/2029       486
   1,000    Series 2001A                             5.38    2/15/2020     1,027
   3,300   Niagara Falls City School District COP,
            Series 1998                              5.38    6/15/2028     3,236
   3,450   Ulster County Civic Facility IDA RB,
            Series 1999 (LOC)                        5.65   11/15/2024     3,485
   1,300   Urban Development Corp. RB, Series D
            (INS)(4)                                 5.25    1/01/2030     1,311
--------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $95,476)                  100,539
--------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.2%)
   1,100   New York City GO, Series 1994A-8 (LOC)    3.65    8/01/2017     1,100
     100   St. Lawrence County IDA PCRB, Series
            1985 (LOC)                               3.65   12/01/2007       100
--------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $1,200)                 1,200
--------------------------------------------------------------------------------
           Total investments (cost: $96,676)                            $101,739
================================================================================







                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------
            Education                                           16.4%
            Water/Sewer Utilities - Municipal                   13.4
            Escrowed Bonds                                      11.6
            Hospitals                                           10.3
            Nursing/Continuing Care Centers                     10.2
            Appropriated Debt                                    8.6
            Special Assessment/Tax                               7.1
            General Obligations                                  5.1
            Multifamily Housing                                  4.3
            Electric/Gas Utilities - Municipal                   4.2
            Health Care - Miscellaneous                          2.5
            Community Service                                    2.4
            Buildings                                            2.3
            Aluminum                                             0.1
                                                                ----
            Total                                               98.5%
                                                                ====







USAA NEW YORK MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

MARCH 31, 2001

PRINCIPAL                                           COUPON    FINAL
 AMOUNT                SECURITY                      RATE    MATURITY    VALUE
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (79.8%)
           NEW YORK (72.9%)
 $ 4,000   Chautauqua County IDA RB, Series 2000A
            (LOC)                                    3.45%   8/01/2030  $  4,000
   4,405   Dormitory Auth. RB, Series 1993 (LOC)     3.70    7/01/2023     4,405
   3,165   Dutchess County IDA RB, Series 1997 (LOC) 3.35   10/01/2017     3,165
   2,700   Energy Research and Development Auth. RB,
            Series 1985C (LOC)                       3.70   12/01/2025     2,700
           Hempstead IDA RB,
     500    Series 1999 (LOC)                        3.45   12/01/2010       500
   4,500    Series 2000 (NBGA)                       3.56   12/01/2010     4,500
           Long Island Power Auth. Electric System
            RB,
   5,100    Series 2 (LOC)                           3.30    5/01/2033     5,100
   6,400    Series 6 (LOC)                           3.80    5/01/2033     6,400
   2,800   Metro Transportation Auth. Transport
            Facility RB, Series 1999A, MERLOT
            Series 2000F (LIQ)(INS)(3),(b)           3.54    7/01/2029     2,800
           New York City GO,
     735    Series 1994A-10 (LOC)                    3.80    8/01/2017       735
   6,000    Series 1996 J-2 (LOC)                    3.40    2/15/2016     6,000
           New York City IDA RB,
   2,300    Series 1998 (LOC)                        3.65   12/01/2013     2,300
   1,800    Series 2000 (LOC)                        3.65    3/01/2020     1,800
  11,485   Ramapo Housing Auth. RB, Series 1998
            (LOC)(d)                                 3.68   12/01/2029    11,485
   1,300   Rensselaer County IDA Senior Housing RB,
            Series 1999A (NBGA)                      3.90    7/01/2029     1,300
   5,500   Rockland County IDA RB, Series 1999 (LOC) 3.68    2/01/2029     5,500
   4,250   St. Lawrence County IDA PCRB, Series 1985
            (LOC)                                    3.65   12/01/2007     4,250
   1,680   Suffolk County IDA RB, Series 1992 (LOC)  3.50   12/01/2012     1,680
   2,500   Urban Development Corp. RB, Series C,
            MERLOT, Series 2000N (LIQ)(INS)(2),(b)   3.54    1/01/2029     2,500
   2,360   Westchester County IDA RB, Series 1998
            (LOC)                                    3.65   10/01/2028     2,360

           PUERTO RICO (6.9%)
   7,000   Industrial, Medical and Environmental
            Pollution Control Facilities Financing
            Auth. RB, Series 1985 (LOC)              3.80   12/01/2015     7,000
--------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $80,480)               80,480
--------------------------------------------------------------------------------

                                PUT BOND (1.5%)
           NEW YORK
   1,470   State GO, Series 2000B (LOC)
            (cost:$1,470)                            4.35    3/15/2030     1,470
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (19.6%)
           NEW YORK
     500   Brentwood Union Free School District GO,
            Series 2000 (INS)(4)                     5.63    6/15/2001       501
   1,530   Buffalo GO, Series 1999C (INS)(2)         3.75   12/01/2001     1,539
     299   Chatham CSD GO, Series 2000 (INS)(4)      5.30    6/15/2001       299
     625   Colonie Public Improvement Bonds,
            Series 2000A (INS)(1)                    5.20    4/01/2001       625
     715   Dorm Auth. RB, Series 1998 (INS)(2)       4.00    2/01/2002       720
   3,050   Greene County GO BAN, Series 2000B        5.00    9/28/2001     3,058
     410   Hempstead GO, Series 1995B (INS)(3)       5.63    2/01/2002       418
     400   Housing Finance Agency RB, 1994 Series B
            (INS)(2)                                 5.25    2/15/2002       406
   3,000   Nassau County GO RAN, Series 2000 D
            (LOC)                                    6.00    4/12/2001     3,001
   1,000   New York City Municipal Water Finance
            Auth. CP Notes, Series 4 (LOC)           3.35    4/05/2001     1,000
     668   New York Mills Union Free School
            District GO, Series 2000 (INS)(1)        5.30    6/15/2001       670
     750   Oneida County GO BAN 2000                 4.50    4/20/2001       750
     700   Portville CSD GO, Series 2000 (INS)(4)    4.80    6/15/2001       701
   1,050   Red Hook CSD GO, Series 2001 (INS)(4)     4.50    6/15/2001     1,053
     375   Rochester GO, Series 1997 (INS)(3)        4.25   10/01/2001       377
     750   Southern Cayuga CSD GO, Series 2000
            (INS)(4)                                 5.00    5/15/2001       751
           Thruway Auth. RB,
     400    Series 1994 (INS)(1)                     5.10    4/01/2001       400
     300    Series 1996 A (INS)(2)                   4.50    4/01/2002       303
   1,000   Triborough Bridge and Tunnel Auth. BAN,
            Series 2001A                             5.00    1/17/2002     1,016
   1,715   Urban Development Corp. RB, Series 7      4.75    1/01/2002     1,735
     450   West Seneca GO, Series 2001 (INS)(1),(c)  4.20    4/01/2002       454
--------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $19,777)                   19,777
--------------------------------------------------------------------------------
           Total investments (cost: $101,727)                           $101,727
================================================================================





                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------
            General Obligations                                 22.2%
            Nursing/Continuing Care Centers                     18.1
            Community Service                                   12.9
            Electric/Gas Utilities - Municipal                  11.4
            Education                                            6.9
            Solid Waste Disposal                                 5.0
            Appropriated Debt                                    4.6
            Publishing                                           4.4
            Aluminum                                             4.2
            Hospitals                                            3.0
            Special Assessment/Tax                               2.8
            Electric Utilities                                   2.7
            Toll Roads                                           1.3
            Water/Sewer Utilities - Municipal                    1.0
            Multifamily Housing                                  0.4
                                                               -----
            Total                                              100.9%
                                                               =====







NOTES TO PORTFOLIOS OF INVESTMENTS

MARCH 31, 2001


GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in
Note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase. For the USAA New York Bond Fund, these securities represented 10.36% of the Fund's net assets.

(b) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. These securities represented 5.3% of the USAA New York Money Market Fund's net assets.

(c) At March 31, 2001, the cost of securities purchased on a delayed-delivery basis for the USAA New York Money Market Fund was $450,000.

(d) At March 31, 2001, this security was segregated to cover delayed-delivery purchases.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

MARCH 31, 2001

                                                                        USAA
                                                           USAA       NEW YORK
                                                         NEW YORK   MONEY MARKET
                                                        BOND FUND       FUND
                                                        ------------------------

ASSETS

   Investments in securities, at market value
      (identified cost of $96,676 and $101,727,
      respectively)                                     $  101,739   $  101,727
   Cash                                                        464           87
   Receivables:
      Capital shares sold                                       25           96
      Interest                                               1,251          689
   Prepaid expense                                              -            10
                                                        ------------------------
         Total assets                                      103,479      102,609
                                                        ------------------------

LIABILITIES

   Securities purchased                                         -         1,601
   Capital shares redeemed                                       6          150
   USAA Investment Management Company                           22           -
   USAA Transfer Agency Company                                  2            4
   Accounts payable and accrued expenses                        39           30
   Dividends on capital shares                                 127           19
                                                        ------------------------
         Total liabilities                                     196        1,804
                                                        ------------------------
            Net assets applicable to capital shares
               outstanding                              $  103,283   $  100,805
                                                        ========================

REPRESENTED BY

   Paid-in capital                                      $  101,354   $  100,805
   Accumulated net realized loss on investments             (3,134)          -
   Net unrealized appreciation of investments                5,063           -
                                                        ------------------------
            Net assets applicable to capital shares
               outstanding                              $  103,283   $  100,805
                                                        ========================
   Capital shares outstanding                                8,921      100,805
                                                        ========================
   Authorized shares of $.01 par value                     100,000    1,060,000
                                                        ========================
   Net asset value, redemption price, and offering
      price per share                                   $    11.58   $     1.00
                                                        ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






STATEMENTS OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED MARCH 31, 2001

                                                                        USAA
                                                           USAA       NEW YORK
                                                         NEW YORK   MONEY MARKET
                                                         BOND FUND      FUND
                                                         -----------------------

NET INVESTMENT INCOME

   Interest income                                        $ 5,319      $ 3,314
                                                         -----------------------
   Expenses:
      Management fees                                         351          318
      Transfer agent's fees                                    55           44
      Custodian's fees                                         56           45
      Postage                                                   9            5
      Shareholder reporting fees                                6            6
      Directors' fees                                           6            5
      Registration fees                                         4            6
      Professional fees                                        37           37
      Insurance                                                 -            5
      Other                                                     4            5
                                                         -----------------------
         Total expenses                                       528          476
      Expenses reimbursed                                     (70)         (65)
      Expenses paid indirectly                                 (5)          (1)
                                                         -----------------------
         Net expenses                                         453          410
                                                         -----------------------
            Net investment income                           4,866        2,904
                                                         -----------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain                                        41            -
      Change in net unrealized appreciation/depreciation    6,480            -
                                                         -----------------------
            Net realized and unrealized gain                6,521            -
                                                         -----------------------
Increase in net assets resulting from operations          $11,387      $ 2,904
                                                         =======================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED MARCH 31,


                                                  USAA                  USAA
                                                NEW YORK              NEW YORK
                                                BOND FUND         MONEY MARKET FUND
                                          ------------------------------------------
                                             2001       2000       2001       2000
                                          ------------------------------------------

FROM OPERATIONS

  Net investment income                    $  4,866   $  4,850   $  2,904   $  2,169
  Net realized gain (loss) on investments        41       (524)         -          -
  Change in net unrealized appreciation/
      depreciation of investments             6,480     (6,692)         -          -
                                          ------------------------------------------
      Increase (decrease) in net assets
         resulting from operations           11,387     (2,366)     2,904      2,169
                                          ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net investment income                     (4,866)    (4,850)    (2,904)    (2,169)
                                          ------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                 19,531     24,016     90,910     75,077
   Dividend reinvestments                     3,444      3,572      2,782      2,071
   Cost of shares redeemed                   (9,184)   (25,881)   (70,835)   (68,034)
                                          ------------------------------------------
      Increase in net assets from
         capital share transactions          13,791      1,707     22,857      9,114
                                          ------------------------------------------
Net increase (decrease) in net assets        20,312     (5,509)    22,857      9,114

NET ASSETS

   Beginning of period                       82,971     88,480     77,948     68,834
                                          ------------------------------------------
   End of period                           $103,283   $ 82,971   $100,805   $ 77,948
                                          ==========================================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                1,746      2,161     90,910     75,077
   Shares issued for dividends reinvested       310        327      2,782      2,071
   Shares redeemed                             (826)    (2,383)   (70,835)   (68,034)
                                          ------------------------------------------
      Increase in shares outstanding          1,230        105     22,857      9,114
                                          ==========================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Bond Fund and USAA New York Money Market Fund (the Funds). The Funds have a common objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The USAA New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA New York Bond Fund are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA New York Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Funds concentrate their investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. PREPAID EXPENSE - The USAA New York Money Market Fund, along with other USAA money market funds, is covered under an insurance policy issued by ICIM Reinsurance Company issued on December 1, 2000. The purpose of this coverage is to protect the Fund against bond defaults and similar events that could negatively affect the value of portfolio securities of money market funds. The Fund amortizes the insurance premium over the life of the policy.

E. EXPENSES PAID INDIRECTLY - The Funds' custodian bank has agreed to reduce its fees when the Funds maintain a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2001, custodian fee offset arrangements reduced expenses of the USAA New York Bond and USAA New York Money Market Funds by $5,000, and $1,000, respectively.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million -- $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Funds had two agreements with CAPCO -- $250 million committed and $500 million uncommitted.

Subject to availability under its agreement with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Funds had no borrowings under either of these agreements during the year ended March 31, 2001.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the USAA New York Bond Fund had capital loss carryovers for federal income tax purposes of $3,005,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2001, were as follows:

                                   USAA NEW YORK        USAA NEW YORK
                                     BOND FUND        MONEY MARKET FUND
                                   ------------------------------------
Purchases                           $24,616,000         $202,423,000
Sales/maturities                    $12,334,000         $176,475,000

For the USAA New York Bond Fund, cost of purchases and proceeds from sales/maturities exclude short-term securities.

The cost of securities at March 31, 2001, for federal income tax purposes, for the USAA New York Bond and USAA New York Money Market Funds was $96,805,000 and $101,727,000, respectively.

Gross unrealized appreciation and depreciation of investments at March 31, 2001, for tax purposes, were as follows:

                               APPRECIATION     DEPRECIATION         NET
                               --------------------------------------------
USAA New York Bond Fund         $5,363,000       ($429,000)      $4,934,000

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets (ANA) of both Funds combined, which on an annual basis is equal to 0.5% of the first $50 million, 0.4% of that portion over $50 million but not over $100 million, and 0.3% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon ANA.

The Manager has voluntarily agreed to limit the annual expenses of each Fund to 0.5% of its annual average net assets through August 1, 2001.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Funds to amortize premiums and discounts. The Funds are following this accounting method; therefore, this requirement will not affect the Funds' net asset values and is not expected to have a material impact on the Funds' future financial statements.

(8) FINANCIAL HIGHLIGHTS - USAA NEW YORK BOND FUND

Per-share operating performance for a share outstanding throughout each period is as follows:

                                           YEAR ENDED MARCH 31,
                           ----------------------------------------------------
                             2001       2000       1999       1998       1997
                           ----------------------------------------------------
Net asset value at
   beginning of period     $  10.79   $  11.66   $  11.62   $  10.94   $  10.95
Net investment income           .59        .61        .61        .63        .64
Net realized and
   unrealized gain (loss)       .79       (.87)       .04        .68       (.01)
Distributions from net
   investment income           (.59)      (.61)      (.61)      (.63)      (.64)
                           ----------------------------------------------------
Net asset value at
   end of period           $  11.58   $  10.79   $  11.66   $  11.62   $  10.94
                           ====================================================
Total return (%) *            13.24      (2.20)      5.73      12.24       5.89
Net assets at end
   of period (000)         $103,283   $ 82,971   $ 88,480   $ 70,611   $ 58,035
Ratio of expenses to
   average net assets (%)       .50        .50        .50        .50        .50
Ratio of expenses to
   average net
   assets excluding
   reimbursements (%)           .58        .57        .58        .61        .66
Ratio of net investment
   income to average
   net assets (%)              5.36       5.52       5.24       5.54       5.83
Portfolio turnover (%)        13.87      31.77      27.64      49.49      41.42


* ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.


(8) FINANCIAL HIGHLIGHTS - USAA NEW YORK MONEY MARKET FUND

Per-share operating performance for a share outstanding throughout each period is as follows:

                                           YEAR ENDED MARCH 31,
                           -----------------------------------------------------
                             2001       2000       1999       1998       1997
                           -----------------------------------------------------
Net asset value at
   beginning of period     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net investment income           .03        .03        .03        .03        .03
Distributions from net
   investment income           (.03)      (.03)      (.03)      (.03)      (.03)
                           -----------------------------------------------------
Net asset value at
   end of period           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                           =====================================================
Total return (%) *             3.62       3.02       2.90       3.29       3.16
Net assets at end
   of period (000)         $100,805   $ 77,948   $ 68,834   $ 62,226   $ 49,996
Ratio of expenses to
   average net assets (%)       .50        .50        .50        .50        .50
Ratio of expenses to
   average net
   assets excluding
   reimbursements (%)           .58        .58        .60        .63        .69
Ratio of net investment
   income to average
   net assets (%)              3.54       3.00       2.86       3.23       3.12


* ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.







DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                        LEGAL COUNSEL
USAA Shareholder Account Services     Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road              Exchange Place
San Antonio, Texas 78288              Boston, Massachusetts 02109

CUSTODIAN                             INDEPENDENT AUDITORS
State Street Bank and Trust Company   KPMG LLP
P.O. Box 1713                         112 East Pecan, Suite 2400
Boston, Massachusetts 02105           San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS            INTERNET ACCESS
Call toll free - Central Time         USAA.COM(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777





--------------------------------------------------------------------------------

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